Report of Independent
Registered Public Accounting
Firm

To the Board of Directors and
Shareholders of BBR ALO
Fund, LLC

In planning and performing our
audit of the financial
statements of BBR ALO Fund,
LLC (the "Fund") as of and for
the year ended March 31, 2026,
in accordance with the
standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB)
and in accordance with auditing
standards generally accepted in
the United States of America,
we considered the Fund's
internal control over financial
reporting, including controls
over safeguarding securities, as
a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply with
the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's
internal control over financial
reporting. Accordingly, we do
not express an opinion on the
effectiveness of the Fund's
internal control over financial
reporting.

The management of the Fund
is responsible for establishing
and maintaining effective
internal control over financial
reporting. In fulfilling this
responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls. A company's internal
control over financial reporting
is a process designed to provide
reasonable assurance regarding
the reliability of financial
reporting and the preparation
of financial statements for
external purposes in
accordance with generally
accepted accounting principles.
A company's internal control
over financial reporting
includes those policies and
procedures that (1) pertain to
the maintenance of records
that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions
of the assets of the company;
(2) provide reasonable
assurance that transactions are
recorded as necessary to
permit preparation of financial
statements in accordance with
generally accepted accounting
principles, and that receipts
and expenditures of the
company are being made only
in accordance with
authorizations of management
and directors of the company;
and (3) provide reasonable
assurance regarding
prevention or timely detection
of unauthorized acquisition,
use or disposition of a
company's assets that could
have a material effect on the
financial statements.
Because of its inherent
limitations, internal control
over financial reporting may
not prevent or detect
misstatements. Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions, or that the degree
of compliance with the policies
or procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of
performing their assigned
functions, to prevent or detect
misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control
over financial reporting, such
that there is a reasonable
possibility that a material
misstatement of the company's
annual or interim financial
statements will not be
prevented or detected on a
timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that
might be material weaknesses
and therefore, material
weaknesses may exist that were
not identified. However, we
noted no deficiencies in the
Fund's internal control over
financial reporting and its
operation, including controls
over safeguarding securities,
that we consider to be a
material weakness as defined
above as of March 31, 2026.


This report is intended solely
for the information and use of
the Board of Directors of BBR
ALO Fund, LLC and the
Securities and Exchange
Commission and is not
intended to be and should not
be used by anyone other than
these specified parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
May 28, 2026